Submission	Mar. 19, 2026
Submission [Line Items]
Central Index Key	0001071840
Registrant Name	SolarWindow Technologies, Inc.
Registration File Number	333-282721
Form Type	S-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES